NON-CASH INVESTING AND FINANCING TRANSACTIONS (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of cash flow statement [Abstract]
Property, plant and equipment acquired by finance lease	€ 75	€ 28	€ 17
Fair value of vested PSUs and RSUs	€ 8	€ 8	€ 1